Property, Plant and Equipment, Net	12 Months Ended
Jun. 30, 2019
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Net

NOTE 7 - PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consist of the following:

	June 30, 2019	June 30, 2018
Vehicles	$20,000	$1,000
Machinery and equipment	246,000	112,000
Office equipment	233,000	162,000
Furniture and Equipment	116,000	39,000
Leasehold improvements	-	34,000
	615,000	348,000
Less: Accumulated depreciation	(269,000)	(261,000)
Property, plant and equipment, net	$346,000	$87,000

Depreciation expense was approximately $81,000 and $57,000, for the years ended June 30, 2019 and 2018, respectively, and is included in selling and administrative expenses in the accompanying consolidated statements of operations.